SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 1,363,113	$ 3,954,149	$ 728,805
Operating expenses	3,278,269	8,416,117	5,948,508
Other (income) loss	(155,442)		27,974
Net loss from discontinued operations	$ (1,759,714)	(4,461,968)	(5,247,677)
Cash and restricted cash			916,082
Accounts receivable			288,980
Inventory			323,307
Right of use asset – operating leases			239,689
Prepaid expenses			490,260
Current Asset			2,258,318
Goodwill			25,862,000
Property and equipment, net			126,862
Intangible assets, net			19,473,646
Contract assets, net of current portion			209,363
Finished products used in operations, net			4,693,575
Non-current Asset			50,365,446
Accounts payable and accrued expenses			2,432,818
Lease liability – operating leases			237,204
Contract liabilities			2,545,200
Current Liabilities			5,215,222
Contract liabilities, net of current portion			1,370,492
Non-Current Liabilities			$ 1,370,492